UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-4077

Name of Fund: Merrill Lynch U.S. Government Mortgage Fund

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch U.S. Government Mortgage Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Merrill Lynch U.S. Government Fund

Schedule of Investments as of November 30, 2005

                                     Face       Interest                 Original Maturity
Issue                              Amount         Rate                        Date(s)                                   Value
U.S. Government & Agency Obligations - 17.1%

Fannie Mae                  $   8,000,000          6.25   %                  5/15/2029                            $     9,200,920
                               51,200,000          6.625                     9/15/2009                                 54,506,650

Federal Farm Credit Bank       15,500,000          4.55                      6/08/2020                                 14,478,565

Freddie Mac                    25,000,000          4.375                   9/17/2010 (c)                               24,579,825

U.S. Treasury Bonds            11,000,000          6.875                     8/15/2025                                 13,865,588
                               42,200,000          7.125                     2/15/2023                                 53,561,042
                               15,000,000          7.625                     2/15/2025                                 20,251,170
                               10,000,000          8.125                     8/15/2019                                 13,369,140

U.S. Treasury Notes             6,500,000          3.375                     2/28/2007                                  6,415,701
                               50,000,000          4.125                   8/15/2008 (c)                               49,667,950
                               14,250,000          4.125                   5/15/2015 (c)                               13,795,781

Total U.S. Government & Agency Obligations (Cost - $279,474,623) - 17.1%                                              273,692,332


U.S. Government Agency Mortgage-Backed Obligations* - 61.3%

Fannie Mae Guaranteed          37,382,777          0.686 (1)(3)              2/25/2013                                    717,461
Pass-Through Certificates       5,169,898          4.28                      2/01/2010                                  5,025,070
                               23,037,189          4.50                      9/01/2034                                 21,566,133
                                3,457,394          4.62                      11/01/2014                                 3,350,591
                               33,546,509          4.655                     2/01/2015                                 32,558,004
                                9,756,337          4.68                      2/01/2015                                  9,484,459
                                8,724,489          4.70                      3/01/2015                                  8,490,943
                                6,409,639          4.72                      3/01/2014                                  6,231,999
                               28,128,778          4.857                     9/01/2035                                 27,982,494
                               53,375,988          4.86                1/01/2015 - 2/01/2015                           52,258,182
                                7,938,382          4.94                      3/01/2015                                  7,836,671
                               32,885,809          4.948                     9/01/2035                                 32,530,034
                                  995,577          5.00                      11/01/2019                                   981,676
                               48,325,546          5.00                      8/01/2035                                 46,503,441
                                8,881,396          5.01                      1/01/2015                                  8,772,301
                               61,016,212          5.50                3/01/2032 - 2/01/2035                           59,829,910
                               10,000,000          6.00                9/01/2035 - 10/01/2035                          10,061,854
                                3,080,926          6.50                12/01/2008 - 2/01/2014                           3,177,008
                               19,607,317          6.50                3/01/2033 - 12/15/2035                          20,080,913
                                  251,881          7.00 (3)                  7/01/2026                                     53,818
                                1,547,589          7.16                      1/25/2022                                  1,571,455
                                6,533,823          7.50                7/01/2016 - 12/01/2032                           6,865,343
                                   22,821          8.00                9/01/2024 - 9/01/2027                               24,333
                                1,234,834          8.50                8/01/2012 - 7/15/2023                            1,340,377
                                  364,428         11.00                2/01/2011 - 8/01/2020                              400,561
                                  272,670         13.00                9/01/2013 - 3/01/2015                              303,677

Freddie Mac Mortgage           34,237,141          5.00                1/01/2019 - 9/01/2019                           33,767,499
Participation Certificates     37,355,434          5.00                      7/01/2035                                 35,935,285
                               10,848,345          5.009 (1)                 10/01/2035                                10,828,005
                               10,870,734          5.50                3/01/2016 - 8/01/2019                           10,926,937
                              103,913,658          5.50                1/01/2035 - 3/01/2035                          102,525,011
                               28,139,214          6.00                9/01/2008 - 10/01/2020                          28,695,527
                              119,280,386          6.00                5/01/2029 - 10/01/2035                         120,214,424
                                2,545,502          6.50                      8/01/2029                                  2,615,064
                                1,459,659          7.00                      4/01/2032                                  1,520,845
                                1,108,389          7.50                5/01/2009 - 10/01/2011                           1,161,890
                               17,147,532          7.50                8/01/2017 - 12/01/2032                          18,029,519
                                1,112,765          8.00                1/01/2008 - 7/01/2012                            1,166,991
                                1,882,384          8.00                10/01/2027 - 8/01/2032                           2,004,824
                                  348,373          8.50                1/01/2025 - 7/01/2025                              377,984
                                      305         10.00                      7/01/2019                                        334
                                  216,329         11.00                8/01/2010 - 9/01/2020                              238,424
                                  174,418         11.50                12/01/2011 - 6/01/2020                             189,629
                                  144,148         12.00                6/01/2013 - 6/01/2020                              158,559
                                  250,385         12.50                12/01/2015 - 7/01/2019                             273,452
                                  376,133         13.00                9/01/2010 - 2/01/2016                              415,467
                                    3,622        658.825 (1)(3)              2/15/2022                                     52,520

Ginnie Mae MBS                136,837,640          0.778 (1)(3)              1/16/2045                                  7,426,863
Certificates                  135,949,926          0.911 (3)                 12/01/2038                                 8,121,649
                               34,862,913          1.012 (1)(3)              6/16/2045                                  2,383,511
                               57,987,740          1.033 (1)(3)              1/16/2044                                  2,825,453
                              164,794,512          1.065 (1)(3)              9/16/2044                                  8,687,143
                                7,000,000          4.793                     12/01/2038                                 6,617,187
                               46,270,552          5.00                12/15/2034 - 1/15/2035                          45,308,411
                                9,630,900          5.10               10/15/2007 - 12/01/2015                           9,480,851
                               12,527,200          5.11                8/01/2045 - 1/15/2047                           12,221,324
                               20,288,389          5.50                7/15/2006 - 11/30/2045                          20,571,500
                               12,931,460          5.60                      1/15/2009                                 13,250,349
                                7,846,700          5.70                3/01/2015 - 8/15/2046                            8,024,467
                               49,061,300          5.80                      4/15/2046                                 50,523,326
                                2,211,728          6.00                5/15/2024 - 11/15/2031                           2,247,239
                               34,553,684          6.09                      10/15/2008                                36,330,779
                                   88,794          6.50                10/15/2023 - 3/15/2032                             147,342
                                4,375,929          7.00                4/15/2023 - 4/15/2032                            4,595,914
                                4,930,755          7.50                2/15/2025 - 12/15/2031                           5,215,588
                                   26,042         10.50                1/15/2016 - 4/15/2021                               29,218
                                       57         11.00                      1/15/2016                                         63

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $1,001,406,664) - 61.3%                              983,105,075


U.S. Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 17.0%

Fannie Mae Guaranteed          16,638,052          4.178 (1)                 4/25/2035                                 16,650,326
Pass-Through Certificates       6,568,624          4.494 (1)                 12/25/2017                                 6,581,459
                               18,126,542          4.494 (1)                 6/25/2028                                 18,162,775
                               19,492,245          4.594 (1)                 10/25/2031                                19,636,301
                                5,768,443          5.00                      8/25/2022                                  5,711,780
                               24,941,471          5.50                      11/25/2022                                25,061,874
                               20,641,142          5.50                      6/25/2024                                 20,775,356
                                1,337,889          7.25                      3/25/2026                                  1,396,327

Freddie Mac Mortgage            5,022,513          2.37                      12/15/2009                                 4,853,663
Participation Certificates     26,803,185          4.719 (1)                 7/15/2028                                 26,882,053
                                  445,512         10.00 (1)                  2/15/2022                                    445,554

Ginnie Mae MBS                 39,507,345          3.225                     9/16/2021                                 37,960,897
Certificates                    7,684,116          3.878                     12/16/2019                                 7,502,249
                                4,612,755          4.25 (1)                  4/16/2045                                  3,695,954
                                8,400,000          4.522 (1)                 2/16/2028                                  8,077,176
                                5,177,102          4.65 (1)                  1/16/2045                                  4,483,117
                               20,000,000          4.658                     12/16/2030                                19,375,784
                                5,543,379          4.723 (1)                 8/16/2045                                  4,963,057
                               10,000,000          4.816 (1)                 10/16/2029                                 9,823,420
                                8,764,680          4.959 (1)                 3/16/2046                                  7,958,167
                                2,859,175          5.175 (1)                 12/16/2044                                 2,716,063
                               20,000,000          5.499 (1)                 8/16/2027                                 20,302,314

Total U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $276,557,844) - 17.0%                                                                                         273,015,666


Non-U.S. Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 13.4%

                                     Face
                                   Amount    Issue
                         $     11,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-IA1 Class M1,
                                             4.991% due 9/25/2034 (1)                                                  11,300,959
                               47,823,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4 Class A4,
                                             3.513% due 6/25/2034 (1)                                                  46,476,620
                                4,088,020    Centex Home Equity Series 2004-B Class AV1, 4.391% due 3/25/2034 (1)       4,089,615
                                8,564,227    Countrywide Home Equity Loan Trust Series 2004-K Class 2A, 4.669%
                                             due 2/15/2034 (1)                                                          8,580,317
                               20,000,000    GS Mortgage Securities Corp. II Series 2005-GG4 Class A2, 4.475%
                                             due 7/10/2039                                                             19,490,168
                               13,128,000    JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2
                                             Class A2, 4.575% due 7/15/2042                                            12,829,647
                               32,072,131    JPMorgan Mortgage Trust Series 2005-A6 Class 7A1, 4.998% due
                                             8/25/2035 (1)                                                             31,716,130
                               19,000,000    Mastr Asset Backed Securities Trust Series 2004-HE1 Class A3, 4.551%
                                             due 9/25/2034 (1)                                                         19,018,301
                               17,095,000    New Century Home Equity Loan Trust Series 2004-3 Class A5, 4.541%
                                             due 11/25/2034 (1)                                                        17,108,715
                                8,000,000    Residential Asset Mortgage Products, Inc. Series 2004-RS9 Class AII2,
                                             4.531% due 5/25/2034 (1)                                                   8,028,310
                                5,802,996    Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Class A2,
                                             4.441% due 2/25/2034 (1)                                                   5,802,553
                               11,752,845    Washington Mutual Series 2004-AR12 Class A3, 4.135% due 10/25/2044 (1)    11,797,523
                               18,234,413    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 4.53% due
                                             2/25/2032 (1)                                                             18,283,088

Total Non-U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $215,650,353) - 13.4%                                                                                         214,521,946


Short-Term Securities - 4.7%

                               Beneficial
                                 Interest

                         $     75,327,500    Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)            75,327,500

Total Short-Term Securities (Cost - $75,327,500) - 4.7%                                                                75,327,500


                                Number of
                               Contracts+    Put Options Purchased
                                      100    10-Year Swaption, expiring April 2007 at USD 5.95% Broker
                                             JP Morgan Chase Bank (2)                                                   1,216,100

Total Put Options Purchased (Premiums Paid - $950,000) - 0.1%                                                           1,216,100

Total Investments (Cost - $1,849,366,984) - 113.6%                                                                  1,820,878,619



                                             Options Written
Call Options Written                   89    1-Year Swaption, expiring January 2006 at 4.25% Broker UBS Warburg (2)      (17,800)
                                     12.5    10-Year Swaption, expiring December 2005 at 4.99% Broker JPMorgan
                                             Chase Bank (2)                                                              (60,088)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.15% Broker Lehman
                                             Brothers Special Finance (2)                                               (125,037)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.165% Broker Lehman
                                             Brothers Special Finance (2)                                               (124,787)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.195% Broker Lehman
                                             Brothers Special Finance (2)                                               (148,287)
                                       25    3-Month Swaption, expiring December 2005 at 4.165% Broker Credit
                                             Suisse First Boston (2)                                                        (250)

Put Options Written                    89    1-Year Swaption, expiring January 2006 at 4.25% Broker UBS Warburg (2)     (569,600)
                                     12.5    10-Year Swaption, expiring December 2005 at 4.99% Broker JPMorgan
                                             Chase Bank (2)                                                             (121,325)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.15% Broker Lehman
                                             Brothers Special Finance (2)                                                (26,163)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.165% Broker Lehman
                                             Brothers Special Finance (2)                                                 (9,025)
                                     12.5    10-Year Swaption, expiring December 2005 at 5.195% Broker Lehman
                                             Brothers Special Finance (2)                                                 (2,663)
                                     77.5    30-Year Swaption, expiring April 2007 at 6.07% Broker JPMorgan
                                             Chase Bank (2)                                                           (1,483,815)
                                       25    3-Month Swaption, expiring December 2005 at 5.065% Broker Credit
                                             Suisse First Boston (2)                                                    (149,000)

Total Options Written (Premiums Received - $2,200,138) - (0.2%)                                                       (2,837,840)

Total Investments, Net of Options Written (Cost - $1,847,166,846**) - 113.4%                                      $ 1,818,040,779
Liabilities in Excess of Other Assets - (13.4%)                                                                     (214,325,471)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $ 1,603,715,308
                                                                                                                  ===============
  + One contract represents a notional amount of $1,000,000.

  * Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $        1,847,236,026
                                                     ======================
    Gross unrealized appreciation                    $            4,407,151
    Gross unrealized depreciation                              (33,602,398)
                                                     ----------------------
    Net unrealized depreciation                      $         (29,195,247)
                                                     ======================

(1) Floating rate note.

(2) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(3) Represents the interest only portion of a mortgage-backed obligation.

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  Interest/
                                                    Net            Dividend
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, .
      LLC Money Market Series                  $  48,955,000     $    37,177
    Merrill Lynch Premier Institutional Fund           -         $     6,447

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.


    Swaps outstanding as of November 30, 2005 were as follows:



                                                                  Unrealized
                                                     Notional    Appreciation
                                                      Amount    (Depreciation)

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.03%

    Broker, Lehman Brothers Special Finance
    Expires December 2005                        $  100,000,000              -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

    Broker, Lehman Brothers Special Finance
    Expires June 2006                            $   50,000,000              -

    Pay a fixed rate of 3.4775% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires September 2008                       $   40,000,000   $  1,439,113

    Pay a fixed rate of 4.760% and receive a floating rate based on 3-month LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2015                            $   40,000,000        822,982

    Pay a fixed rate of 4.77% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires December 2015                        $   12,000,000        265,716

    Pay a fixed rate of 5.26% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires December 2015                        $   35,000,000      (564,935)

    Pay a fixed rate of 5.0475% and receive a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires December 2015                        $    7,000,000          4,109

    Pay a fixed rate of 4.72% and receive a
    floating rate based on 3-month LIBOR

    Broker, Citibank N.A.
    Expires September 2015                       $    6,500,000        161,401

    Pay a fixed rate of 4.82% and receive a
    floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2015                        $   12,000,000        218,988

    Receive a fixed rate of 5.15% and pay a
    floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2015                        $   21,500,000      (139,473)

    Pay a fixed rate of 5.028% and receive a floating rate based on 3-month LIBOR

    Broker, HSBC Bank USA
    Expires December 2015                        $    8,200,000         17,942

    Pay a fixed rate of 4.837% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2015                        $    8,500,000        143,863

    Pay a fixed rate of 5.119% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2015                        $   25,000,000      (125,925)

    Pay a fixed rate of 5.177% and receive a floating rate based on 3-month LIBOR

    Broker, Lehman Brothers Special Finance
    Expires December 2015                        $   45,000,000      (429,930)

    Receive a fixed rate of 4.95% and pay a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                           $   17,000,000      (218,790)

    Receive a fixed rate of 5.258% and pay a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                           $    8,680,000         83,007

    Pay a fixed rate of 5.41% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                           $    7,130,000      (131,777)

    Pay a fixed rate of 5.11% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                           $   11,000,000        261,536
                                                                  ------------
    Total                                                         $  1,807,827
                                                                  ============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. Government Mortgage Fund


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 25, 2006